Segment information	12 Months Ended
Dec. 31, 2011
Segment information
Segment information

28.       Segment information

The Group operates in a single business segment that includes the design, development, and manufacture of PV products. The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	2,789,798	6,010,415	5,546,700
Outside China:
Germany	396,922	2,126,975	2,110,751
Rest of the world	591,833	3,623,390	3,075,403
Total outside China	988,755	5,750,365	5,186,154
Total net revenue	3,778,553	11,760,780	10,732,854

The following table summarizes the Group’s long-lived fixed assets by geographic locations:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
China	1,626,247	3,170,721	5,099,208
Korea*	98,195	—	—
Total long-lived fixed assets	1,724,442	3,170,721	5,099,208

*                 Korea assets consist of 3MW solar power plant, the amount of which is included in assets of discontinued operations in 2010 (Note 22).